Equity Method Investments	6 Months Ended
Jun. 30, 2026
Equity method investments [Abstract]
Equity method investments
10.	Equity method investments:

The Company holds investments in certain companies that are accounted for pursuant to the equity method. As of December 31, 2025 and June 30, 2026, the Company held the following ownership interests in the outstanding common stock of entities:
	Period Ended
	December 31, 2025		June 30, 2026
Equity method investments	Ownership interest	Carrying amount	Ownership interest	Carrying amount
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	50.0%	$20,249,258	50.0%	$18,951,538
BB Amstel B.V.	41.5%	8,348,495	41.5%	8,067,680
MPC Caribbean Clean Energy Limited, Barbados	22.2%	5,466,198	22.2%	5,227,063
Barber Ship Management Germany GmbH & Co. KG	50.0%	4,111,977	50.0%	3,941,425
BestShip GmbH & Cie. KG	50.0%	3,712,538	50.0%	4,022,830
Rio Jul Beteiligungs GmbH & Co. KG, Hamburg	39.3%	3,679,487	-	-
MPC Storm Maritime Opportunities GmbH & Co. KG	-	-	21.4%	3,055,431
Other (i)	-	4,477,887	-	3,002,349
Total	-	$50,045,840	-	$46,268,316

(i)
As at June 30, 2026, these investments represent ownership interests ranging from approximately 25.1% to 50.0% (December 31, 2025: 25.5% to 50.0%) in entities engaged primarily in holding and investing in maritime assets, including equity interests in vessel-owning companies. The entities are located in Germany and Norway.

The equity method investments developed as follows during the six months ended June 30, 2026:

Balance as of December 31, 2025	$50,045,840
Acquisitions	3,150,494
Equity method result	(864,264)
Distributions	(5,702,697)
Transfers / Other	1,282,957
Net exchange differences during the period	(1,644,014)
Balance as of June 30, 2026	$46,268,316

In March 2026, the Company started investing in MPC Storm Maritime Opportunities GmbH & Co. KG, Hamburg (“MPC Storm”). In the six months ended June 30, 2026, the Company’s investment amounted to $3,055,431.  MPC Storm is an investment platform that will target opportunities in dry bulk, tanker, container and offshore shipping.

Distributions were received from the unwinding of the operational business in Rio Jul Beteiligungs GmbH & Co. KG, Hamburg ($2,806,526), Rio Kobe Beteiligungsgesellschaft mbH & Co. KG, Hamburg ($1,080,654), and Topeka MPC Maritime AS, Oslo / Norway ($1,815,517). These distributions were recognized as a return of capital, which consequently reduced the carrying amount of the respective investments.

As of December 31, 2025 and June 30, 2026, the Company also held the following ownership interests in the outstanding common stock of entities and for which the fair value option was elected:

	Period Ended
	December 31, 2025		June 30, 2026
Equity method investments measured at fair value	Ownership interest	Carrying amount	Ownership interest	Carrying amount
MPC Container Ships ASA	17.14%	$133,674,134	20.1%	$227,922,012
MPC Energy Solutions N.V.	20.5%	6,071,783	20.5%	6,347,377
Total		$139,745,917	-	$234,269,389

Equity method investments measured at fair value
Balance December 31, 2025	$139,745,917
First time consolidation (2)	23,155,175
Unrealized gain on equity method investments revalued at fair value at end of the period	69,600,528
Unrealized foreign exchange gain from equity method investments measured at fair value (1i)	7,409,798
Unrealized foreign exchange loss from equity method investments measured at fair value – OCI portion- (1ii)	(5,642,029)
Balance June 30, 2026	$234,269,389

(1)
The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect end-of-period exchange rates, with any gains or losses included in the unaudited interim condensed consolidated statements of comprehensive income, and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies, with  the resulting cumulative translation adjustments recorded in Other Comprehensive Income (OCI) in the unaudited interim condensed consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.

(2)
The investment in MPC CSI GmbH, which holds 16.68% of the investment in MPCC, was consolidated for the first time as of January 1, 2026, following the termination of a voting agreement between the Company and a third-party investor. As a result, 100% of the subsidiary’s investment in MPCC is reflected in the Company’s unaudited condensed consolidated balance sheet. The impact of the first-time consolidation in the amount of $23,155,175 is, therefore, solely attributable to non-controlling interests.

MPC CSI GmbH (“MPC CSI”) was established for the purpose of acquiring and holding equity interests in MPCC and managing such investment on behalf of its shareholders.

On January 1, 2026, the Company obtained a controlling financial interest in MPC CSI as a result of the termination of a voting agreement between the Company and a third-party shareholder in MPC CSI. Prior to the termination of the voting agreement, the Company held (directly and indirectly) 82.19% of the equity interest in MPC CSI but did not have a controlling financial interest. No additional equity interest was acquired and no consideration was transferred in connection with obtaining control. Accordingly, the Company consolidated MPC CSI as of January 1, 2026. At the date the Company obtained control, MPC CSI’s principal asset was its equity method investment in MPCC, for which the Company applies the fair value option, amounting to $130.0 million. The investment in MPCC continues to be accounted for as an equity method investment measured at fair value in the consolidated financial statements. However, following the initial consolidation, the Company reflects 100% of the equity method investment in MPCC.

The following table summarizes the fair values of the assets acquired and liabilities assumed at January 1, 2026:

Identifiable net assets
Equity method investments measured at fair value	$130,006,587
Net current assets	661,471
$130,668,058

The Company recognized a gain of $649,528 as a result of remeasuring its prior equity method investment before the initial consolidation. The gain is included in the line item “Other, net” in the unaudited interim condensed consolidated statements of comprehensive income.

As part of the pushdown accounting as discussed in Note 8 in the 2025 Annual Report, the fair value option was elected for MPC Container Ships ASA and MPC Energy Solutions N.V. For the six months ended June 30, 2025, a net loss in the amount of $25,077,549 is attributed to MPC Container Ships ASA and a net gain in the amount of $262,900 is associated with MPC Energy Solutions N.V.  For the six months ended June 30, 2026, a net gain in the amount of $ 69,385,123 is attributed to MPC Container Ships ASA and a net gain in the amount of $215,405 is associated with MPC Energy Solutions N.V. Both amounts are recorded in net loss / (gain) from equity method investments measured at fair value in the unaudited interim condensed consolidated statements of comprehensive income. Furthermore, as of June 30, 2025 and 2026, the Company received dividends amounting to $10,610,587  and $7,837,525 from MPC Container Ships ASA. The entire net gain / (loss) from equity method investments during the reporting periods is attributable to the fair value changes (Level 1) of these two entities.

For those equity method investments that are considered significant for the interim financial statements from the Company’s perspective, summarized consolidated financial information is provided below.

MPC Container Ships ASA (in thousands)	June 30, 2026
Current assets	$491,176
Non-current assets	1,045,894
Current liabilities	147,949
Non-current liabilities	388,243
Market value (June 30, 2026)	1,132,429
Revenue	235,837
Net income	110,197
Total comprehensive income	$110,522